RISK MANAGEMENT POLICIES - Sensitivity to reasonably possible additional variation in interest rates for next year (Details) - Interest rate risk [member] - ARS ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk
Decrease in the interest rate	$ (9,017,557,000)	$ (458,588,000)
Increase in the interest rate	$ 8,615,049,000	$ 617,802,000
Argentina, Pesos [member]
Interest rate risk
Decrease in the interest rate	4.00%	4.00%
Increase in the interest rate	4.00%	4.00%
US Dollar [member]
Interest rate risk
Decrease in the interest rate	2.00%	2.00%
Increase in the interest rate	2.00%	2.00%